AGREEMENTS AND COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Commitments Disclosure [Text Block]

NOTE 9 — AGREEMENTS AND COMMITMENTS

401(K) Profit Sharing Plan — LiqTech NA has a 401(k) profit sharing plan and trust covering certain eligible employees. The amount LiqTech NA contributes is discretionary. For the nine months ending September 2011 and 2010, matching contributions were expensed and totaled $14,714 and $10,360, respectively.

NOTE 9 — AGREEMENTS AND COMMITMENTS

401(K) Profit Sharing Plan — LiqTech NA has a 401(K) profit sharing plan and trust covering certain eligible employees. The amount LiqTech NA contributes is discretionary. During 2010 and 2009, the Company matching contributions to the plan were expensed and totaled approximately $14,682, and $12,603, respectively.